DEFERRED GRANT (Details Narrative)					3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 07, 2025 USD ($)	Nov. 07, 2025 EUR (€)	Jul. 24, 2024 USD ($)	Jul. 24, 2024 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Grant received							$ 169,000		$ 226,877	$ 154,709
Expenses included in accounts payable									105,799
Grant income					$ 128,430	$ 42,071	210,339	$ 68,026
Grant Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Grant received	$ 169,000	€ 146,339	$ 226,877	€ 209,056
Expenses included in accounts payable					14,699		14,699		17,944
Restricted cash					$ 28,609		28,609		67,732
Grant income							$ 210,339	$ 98,105	$ 156,885	$ 154,709